Going Concern (Details Narrative) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 02, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net income (loss)	$ (1,239,297)	$ (768,118)	$ (768,119)	$ (2,277,116)	$ (2,277,116)	$ 343,156
Accumulated deficit	(5,101,428)			(3,853,139)	(3,853,139)	(1,494,927)	$ (1,576,447)
Working capital deficit	1,849,780			1,146,937	1,146,937
Subordinated stockholder debt	2,910,136			$ 2,910,136	$ 2,910,136	$ 2,910,136
Current portion of lease liability recognition	$ 128,910